Bridge Notes Payable (Details Textual) (USD $)	3 Months Ended		12 Months Ended								12 Months Ended					142 Months Ended	12 Months Ended																12 Months Ended										142 Months Ended			12 Months Ended		12 Months Ended	142 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 19, 2013	Jun. 30, 2012	Feb. 28, 2012	Oct. 07, 2010	Apr. 04, 2010	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member] Warrant [Member] Second Tranche [Member]	Dec. 31, 2009 Aldagen Inc [Member] Additional Paid-In Capital [Member]	Dec. 31, 2002 Aldagen Inc [Member] Additional Paid-In Capital [Member]	Dec. 31, 2001 Aldagen Inc [Member] Additional Paid-In Capital [Member]	Dec. 31, 2002 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] Warrant [Member]	Dec. 31, 2002 Aldagen Inc [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] Warrant [Member]	Dec. 31, 2011 Aldagen Inc [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] Warrant [Member] June Issue [Member]	Dec. 31, 2011 Aldagen Inc [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] Warrant [Member] September Issue [Member]	Dec. 31, 2005 Aldagen Inc [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] Warrant [Member] First Tranche [Member]	Dec. 31, 2003 Aldagen Inc [Member] Series B Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] 2002 Convertible Promissory Notes Payable [Member]	Dec. 31, 2002 Aldagen Inc [Member] 2002 Convertible Promissory Notes Payable [Member]	Dec. 31, 2002 Aldagen Inc [Member] 2002 Convertible Promissory Notes Payable [Member] Estimate Of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2002 Aldagen Inc [Member] 2002 Convertible Promissory Notes Payable [Member] Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] First Tranche [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] Second Tranche [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] Preferred Stock Warrant [Member] Second Tranche [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] First Tranche [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] Series B Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member]	Dec. 31, 2010 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member]	Dec. 31, 2009 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member]	Oct. 22, 2009 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member]	Oct. 22, 2009 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member] Common Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member] Estimate Of Fair Value, Fair Value Disclosure [Member]	Oct. 22, 2009 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member] Series C1 Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member]	Sep. 16, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member]	Jun. 20, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member] June Issue [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member] September Issue [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member] Common Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] June Issue [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] September Issue [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member] Series C1 Preferred Stock [Member]
Debt Instrument, Face Amount																													$ 750,000	$ 750,000			$ 3,862,011	$ 2,574,674										$ 7,287,902						$ 525,004	$ 1,080,377
Convertible Debt Maturity Period																														Jan. 31, 2002												Oct. 22, 2010
Debt Instrument, Interest Rate, Stated Percentage			4.00%																											8.00%				8.00%								8.00%								8.00%	8.00%
Convertible Debt Conversion Percentage																														25.00%
Debt Instrument, Convertible, Conversion Price																														$ 1.00				$ 1.00													$ 1.0411
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,000,000		6,363,637			1,863,839	1,333,334																						187,500						1,287,337
Convertible Debt Extended Maturity Period																														March 2003					May 15, 2006
Proceeds from Convertible Debt																	5,066						1,441,934	127,500	173,505	38,417	1,282,271			750,000	622,500			2,574,674	1,287,337	1,282,271	1,292,403					7,287,902				5,845,968						1,080,377	525,004		906,872	486,587
Beneficial conversion feature													839,211	127,500	735			839,211	127,500	735	0	0
Non-cash interest expense amortization of debt discount	(33,952)	163,920	614,450	508,846	0						2,819,549	2,546,246				9,421,931		2,281,145												255,000																						173,505	38,417
Interest payable	39,379		33,379	8,982																									11,833
Partial conversion of 4% Convertible Notes	345,580																											761,833
Excercise Price Of Warrant																													$ 1.00				$ 0.01
Expiry Period Of Warrant																													Dec. 23, 2012
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum																																		12.00%								12.00%
Debt Instrument, Maturity Date Range, Start																																		Dec. 15, 2005
Debt Instrument, Maturity Date Range, End																																		May 15, 2006
Percentage Of Stock To Be Issued In Qualified Financing																																						50.00%	100.00%
Debt Instrument, Convertible, Interest Expense																																	555,103							944,512	2,496,023		3,989,829					1,824,824	50,614
Expiry Period Of Warrants																																	10 years
Percentage Of Shares Warrants Exercisable																																										20.00%						20.00%
Debt issuance cost											0	0				53,603																									26,357
Purchase Premium Additional Obligation																																																$ 1,605,381	$ 1,605,381
Class of Warrant or Right, Exercise Price of Warrants or Rights				0.50			1.42	1.42																																					0.01		1.0411							0.001			1.0411